Schedule of Investments (unaudited)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.(a)	11,440	$477,620
Aerovironment Inc.(a)	5,204	570,515
Axon Enterprise Inc.(a)	13,005	1,828,373
BWX Technologies Inc.	29,508	1,845,430
Curtiss-Wright Corp.	10,394	1,302,576
Ducommun Inc.(a)	8,376	450,378
Hexcel Corp.(a)	19,455	1,156,794
Kaman Corp.	8,506	457,793
Kratos Defense & Security Solutions Inc.(a)	19,230	480,942
Maxar Technologies Inc.	18,084	562,412
Mercury Systems Inc.(a)	19,520	1,277,584
Moog Inc., Class A	8,072	728,095
PAE Inc.(a)	54,828	445,203
Spirit AeroSystems Holdings Inc., Class A	12,439	612,123
Vectrus Inc.(a)	9,771	498,517
Virgin Galactic Holdings Inc.(a)(b)	26,766	835,902
		13,530,257
Air Freight & Logistics — 0.1%
Echo Global Logistics Inc.(a)	19,907	680,023
Hub Group Inc., Class A(a)	9,496	662,916
		1,342,939
Airlines — 0.2%
Alaska Air Group Inc.(a)	10,771	745,353
American Airlines Group Inc.(a)	22,156	537,062
JetBlue Airways Corp.(a)	26,092	524,449
		1,806,864
Auto Components — 1.1%
Adient PLC(a)	15,117	756,757
American Axle & Manufacturing Holdings Inc.(a)	42,229	472,965
Cooper Tire & Rubber Co.	11,772	699,021
Dana Inc.	33,329	904,216
Dorman Products Inc.(a)	5,631	576,502
Fox Factory Holding Corp.(a)	7,335	1,140,446
Gentex Corp.	29,493	1,047,001
Gentherm Inc.(a)	18,962	1,375,314
Goodyear Tire & Rubber Co. (The)(a)	36,495	723,696
LCI Industries.	7,243	1,079,569
Veoneer Inc.(a)(b)	20,521	485,732
Visteon Corp.(a)	5,443	666,550
XPEL Inc.(a)	5,992	491,344
		10,419,113
Automobiles — 0.4%
Harley-Davidson Inc.	30,550	1,480,758
Thor Industries Inc.	10,254	1,261,242
Winnebago Industries Inc.	6,147	454,632
Workhorse Group Inc.(a)(b)	55,137	516,634
		3,713,266
Banks — 7.9%
Amalgamated Financial Corp.	30,377	494,234
Amerant Bancorp Inc.(a)	17,845	430,421
Ameris BanCorp.	17,180	943,869
Associated Banc-Corp.	25,297	581,578
BancorpSouth Bank	36,811	1,125,680
Bank of Hawaii Corp.	15,315	1,374,368
Bank OZK	40,177	1,715,960
BankUnited Inc.	9,917	473,933
Banner Corp.	13,287	777,688
Security	Shares	Value

Banks (continued)
Berkshire Hills Bancorp. Inc.	21,645	$600,649
BOK Financial Corp.	10,645	969,121
Boston Private Financial Holdings Inc.	31,533	483,401
Bryn Mawr Bank Corp.	11,120	531,536
Cadence BanCorp.	17,008	380,639
Camden National Corp.	16,610	790,968
Cathay General BanCorp.	13,160	548,509
CIT Group Inc.	16,498	874,064
Columbia Banking System Inc.	14,247	614,901
Comerica Inc.	39,447	3,096,195
Commerce Bancshares Inc.	25,015	1,948,168
Community Bank System Inc.	6,472	525,009
Community Trust Bancorp. Inc.	13,764	608,094
Cullen/Frost Bankers Inc.	11,177	1,349,176
CVB Financial Corp.	19,029	422,063
Dime Community Bancshares Inc.	13,215	458,693
East West Bancorp. Inc.	24,864	1,859,330
First Busey Corp.	27,087	725,661
First Financial BanCorp.	33,388	850,392
First Financial Bankshares Inc.	12,611	634,964
First Hawaiian Inc.	41,758	1,175,905
First Horizon Corp.	110,929	2,115,416
First Interstate BancSystem Inc., Class A	19,802	932,080
First of Long Island Corp. (The)	21,255	478,238
FNB Corp.	68,888	923,788
Fulton Financial Corp.	114,932	1,991,772
Glacier Bancorp. Inc.	20,089	1,170,184
Great Western Bancorp. Inc.	16,876	564,671
Hancock Whitney Corp.	16,693	826,470
Heritage Financial Corp./WA	15,372	445,942
Hilltop Holdings Inc.	13,265	492,795
Independent Bank Corp.	7,372	601,629
Independent Bank Corp./MI	21,487	500,647
International Bancshares Corp.	21,773	1,010,267
Live Oak Bancshares Inc.	7,705	466,769
National Bank Holdings Corp., Class A	9,683	383,447
OceanFirst Financial Corp.	34,580	764,564
Old National Bancorp./IN	16,368	311,810
PacWest BanCorp.	15,104	682,248
Park National Corp.	3,960	501,019
People’s United Financial Inc.	110,664	2,092,656
Pinnacle Financial Partners Inc.	18,696	1,699,840
Popular Inc.	14,295	1,166,615
Prosperity Bancshares Inc.	12,244	921,361
QCR Holdings Inc.	11,302	540,349
Sandy Spring Bancorp. Inc.	18,592	863,784
ServisFirst Bancshares Inc.	12,668	879,919
Signature Bank/New York NY	8,215	2,051,696
Simmons First National Corp., Class A	15,256	465,308
South State Corp.	13,465	1,195,827
Synovus Financial Corp.	27,185	1,335,327
TCF Financial Corp.	38,295	1,819,012
Texas Capital Bancshares Inc.(a)	9,206	634,109
TriState Capital Holdings Inc.(a)	21,244	488,400
Triumph Bancorp. Inc.(a)	5,637	472,099
Trustmark Corp.	19,358	649,461
UMB Financial Corp.	5,380	520,300
Umpqua Holdings Corp.	71,206	1,358,610
United Bankshares Inc./WV	12,075	497,369
United Community Banks Inc./GA	12,371	427,789

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Valley National BanCorp.	131,093	$1,877,252
Webster Financial Corp.	28,619	1,622,125
Western Alliance BanCorp.	21,945	2,194,719
Wintrust Financial Corp.	16,266	1,308,112
Zions Bancorp. NA	55,470	3,210,604
		72,821,568
Beverages — 0.1%
Celsius Holdings Inc.(a)	8,362	548,046
MGP Ingredients Inc.	6,818	475,146
		1,023,192
Biotechnology — 5.7%
ACADIA Pharmaceuticals Inc.(a)	40,047	894,650
Acceleron Pharma Inc.(a)	11,579	1,515,575
Agios Pharmaceuticals Inc.(a)(b)	14,070	784,825
Alder Biopharmaceuticals Inc.(b)(c)	3,497	3,077
Alector Inc.(a)	26,045	463,601
Alkermes PLC(a)	25,619	580,783
Allakos Inc.(a)	6,687	678,329
Allogene Therapeutics Inc.(a)	15,791	405,829
Amicus Therapeutics Inc.(a)	50,046	463,426
AnaptysBio Inc.(a)	17,685	422,141
Apellis Pharmaceuticals Inc.(a)	9,940	559,423
Arcus Biosciences Inc.(a)	16,281	404,094
Arena Pharmaceuticals Inc.(a)	12,357	755,136
Arrowhead Pharmaceuticals Inc.(a)	19,385	1,407,351
Atara Biotherapeutics Inc.(a)	31,763	430,706
Beam Therapeutics Inc.(a)	6,597	516,083
BioCryst Pharmaceuticals Inc.(a)	39,138	617,206
Biohaven Pharmaceutical Holding Co. Ltd.(a)	9,169	797,703
Bluebird Bio Inc.(a)	18,639	580,046
Blueprint Medicines Corp.(a)	7,750	707,962
Bridgebio Pharma Inc.(a)	15,552	920,678
CareDx Inc.(a)	7,928	637,411
Coherus Biosciences Inc.(a)	31,620	416,119
CRISPR Therapeutics AG(a)(b)	10,637	1,257,081
Deciphera Pharmaceuticals Inc.(a)	13,113	442,433
Denali Therapeutics Inc.(a)(b)	14,936	949,780
Dicerna Pharmaceuticals Inc.(a)	19,172	625,007
Dynavax Technologies Corp.(a)	58,559	480,184
Eagle Pharmaceuticals Inc./DE(a)	12,614	499,767
Editas Medicine Inc.(a)	14,207	482,328
Emergent BioSolutions Inc.(a)	9,440	572,536
Exelixis Inc.(a)	50,479	1,138,301
Fate Therapeutics Inc.(a)	13,413	1,027,436
FibroGen Inc.(a)	22,515	478,444
Generation Bio Co.(a)	14,780	506,363
Global Blood Therapeutics Inc.(a)	14,461	555,736
Halozyme Therapeutics Inc.(a)	21,178	876,981
ImmunoGen Inc.(a)	67,996	420,215
Immunovant Inc.(a)	29,284	443,945
Inovio Pharmaceuticals Inc.(a)(b)	66,784	504,219
Insmed Inc.(a)(b)	19,944	490,622
Intellia Therapeutics Inc.(a)	12,197	914,043
Invitae Corp.(a)(b)	28,645	824,403
Ionis Pharmaceuticals Inc.(a)	23,615	879,659
Iovance Biotherapeutics Inc.(a)	24,339	451,975
Karuna Therapeutics Inc.(a)	4,113	459,916
Kodiak Sciences Inc.(a)	5,380	449,876
Krystal Biotech Inc.(a)	6,779	442,262
Security	Shares	Value

Biotechnology (continued)
Kura Oncology Inc.(a)	18,276	$406,641
Ligand Pharmaceuticals Inc.(a)	3,713	437,020
MacroGenics Inc.(a)	15,106	486,262
Mirati Therapeutics Inc.(a)	7,466	1,180,748
Myovant Sciences Ltd.(a)	20,891	489,476
Myriad Genetics Inc.(a)	16,972	486,248
Natera Inc.(a)	13,118	1,234,929
OPKO Health Inc.(a)	126,041	481,477
Prothena Corp. PLC(a)	20,640	602,069
PTC Therapeutics Inc.(a)	11,670	458,281
REGENXBIO Inc.(a)	13,110	462,390
REVOLUTION Medicines Inc.(a)	14,387	430,315
Rhythm Pharmaceuticals Inc.(a)	20,344	398,946
Rocket Pharmaceuticals Inc.(a)	12,045	511,913
Sage Therapeutics Inc.(a)	10,053	699,689
Sangamo Therapeutics Inc.(a)	41,799	450,593
Sarepta Therapeutics Inc.(a)	16,843	1,274,173
Seres Therapeutics Inc.(a)	21,031	443,964
Sorrento Therapeutics Inc.(a)(b)	68,699	516,616
SpringWorks Therapeutics Inc.(a)(b)	6,277	511,827
TG Therapeutics Inc.(a)	22,086	770,139
Turning Point Therapeutics Inc.(a)	7,972	527,587
Twist Bioscience Corp.(a)	7,281	781,324
Ultragenyx Pharmaceutical Inc.(a)	14,719	1,497,069
uniQure NV(a)	14,382	499,487
United Therapeutics Corp.(a)	7,381	1,372,128
Veracyte Inc.(a)	13,162	513,976
Vericel Corp.(a)	9,255	522,908
Xencor Inc.(a)	11,643	447,790
Xenon Pharmaceuticals Inc.(a)	26,112	482,289
Y-mAbs Therapeutics Inc.(a)	13,675	489,975
Zentalis Pharmaceuticals Inc.(a)	8,402	469,252
ZIOPHARM Oncology Inc.(a)	145,724	443,001
Zymeworks Inc.(a)	15,354	479,045
		52,395,213
Building Products — 1.3%
AAON Inc.	12,917	855,751
Advanced Drainage Systems Inc.	13,689	1,552,607
Armstrong World Industries Inc.	11,452	1,217,920
AZEK Co. Inc. (The)(a)	19,496	848,661
Builders FirstSource Inc.(a)	39,234	1,747,482
Cornerstone Building Brands Inc.(a)	29,606	502,118
Gibraltar Industries Inc.(a)	5,844	464,306
JELD-WEN Holding Inc.(a)	15,910	445,639
Masonite International Corp.(a)	4,317	516,097
Resideo Technologies Inc.(a)	29,599	885,010
Trex Co. Inc.(a)	23,801	2,318,456
UFP Industries Inc.	5,464	434,497
		11,788,544
Capital Markets — 2.0%
Affiliated Managers Group Inc.	10,910	1,789,240
Ares Management Corp., Class A	17,110	944,130
Artisan Partners Asset Management Inc., Class A	14,737	752,766
Cohen & Steers Inc.	6,483	474,102
Cowen Inc., Class A	11,190	440,103
Diamond Hill Investment Group Inc.	2,701	473,782
Donnelley Financial Solutions Inc.(a)	16,919	504,355
Evercore Inc., Class A	5,257	766,786
Federated Hermes Inc.	14,540	462,372

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Focus Financial Partners Inc., Class A(a)	9,879	$500,766
Interactive Brokers Group Inc., Class A	12,835	863,282
Janus Henderson Group PLC	55,758	2,147,241
Jefferies Financial Group Inc.	26,573	853,790
LPL Financial Holdings Inc.	18,447	2,727,942
Morningstar Inc.	5,317	1,254,759
Open Lending Corp., Class A(a)	21,715	837,765
Stifel Financial Corp.	8,408	582,506
StoneX Group Inc.(a)	6,687	452,710
Victory Capital Holdings Inc., Class A	16,101	483,352
Virtu Financial Inc., Class A	15,556	473,680
Virtus Investment Partners Inc.	1,924	541,087
		18,326,516
Chemicals — 1.9%
Amyris Inc.(a)(b)	36,354	517,317
Avient Corp.	16,507	858,034
Axalta Coating Systems Ltd.(a)	71,539	2,320,725
Balchem Corp.	6,138	804,078
Chemours Co. (The)	30,921	1,110,991
HB Fuller Co.	15,889	1,098,248
Ingevity Corp.(a)	5,790	476,575
Innospec Inc.	11,780	1,191,076
Koppers Holdings Inc.(a)	13,309	461,423
Livent Corp.(a)	33,259	648,883
Minerals Technologies Inc.	15,180	1,320,660
Orion Engineered Carbons SA(a)	25,042	506,850
Quaker Chemical Corp.	1,929	467,879
Scotts Miracle-Gro Co. (The)	6,842	1,487,246
Sensient Technologies Corp.	5,420	470,185
Stepan Co.	5,423	730,261
Trinseo SA	12,490	811,101
Tronox Holdings PLC, Class A	19,653	461,452
Valvoline Inc.	37,511	1,237,863
WR Grace & Co	7,014	480,599
		17,461,446
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	12,921	644,629
ACCO Brands Corp.	51,209	466,514
ADT Inc.	50,977	527,102
Brady Corp., Class A, NVS.	8,310	475,581
Brink’s Co. (The)	5,881	443,486
Clean Harbors Inc.(a)	6,584	612,970
Covanta Holding Corp.	35,509	525,888
Deluxe Corp.	9,899	450,998
Harsco Corp.(a)	19,991	448,198
Healthcare Services Group Inc.	21,335	639,837
Herman Miller Inc.	18,922	904,472
HNI Corp.	10,410	474,904
IAA Inc.(a)	32,459	1,849,189
KAR Auction Services Inc.(a)	40,835	732,580
Knoll Inc.	19,061	495,586
Matthews International Corp., Class A	19,240	751,707
Montrose Environmental Group Inc.(a)	8,935	448,001
MSA Safety Inc.	8,451	1,420,275
Pitney Bowes Inc.	36,549	306,281
SP Plus Corp.(a)	13,856	452,953
Steelcase Inc., Class A	44,234	640,066
Tetra Tech Inc.	10,211	1,219,908
UniFirst Corp./MA	3,944	874,306
Security	Shares	Value

Commercial Services & Supplies (continued)
Viad Corp.(a)	10,619	$468,723
		16,274,154
Communications Equipment — 0.9%
ADTRAN Inc.	28,998	574,450
Calix Inc.(a)	11,196	496,095
Ciena Corp.(a)	34,868	1,843,471
CommScope Holding Co. Inc.(a)	43,850	890,594
Harmonic Inc.(a)(b)	64,158	447,181
Infinera Corp.(a)	52,817	507,043
Lumentum Holdings Inc.(a)(b)	15,231	1,239,347
Plantronics Inc.(a)	15,996	524,669
Ribbon Communications Inc.(a)	65,797	489,530
ViaSat Inc.(a)	9,506	505,529
Viavi Solutions Inc.(a)	28,076	492,172
		8,010,081
Construction & Engineering — 1.9%
AECOM(a)	34,191	2,222,757
API Group Corp.(a)(d)	27,955	591,248
Arcosa Inc.	10,435	662,622
Argan Inc.	9,360	459,576
Comfort Systems USA Inc.	12,662	1,049,680
Dycom Industries Inc.(a)	5,271	394,903
EMCOR Group Inc.	16,725	2,109,190
Fluor Corp.(a)	23,219	429,552
Granite Construction Inc.	13,281	536,021
Great Lakes Dredge & Dock Corp.(a)	31,675	462,772
IES Holdings Inc.(a)	9,199	488,099
MasTec Inc.(a)	10,840	1,261,017
MYR Group Inc.(a)	5,915	514,842
Primoris Services Corp.	13,870	440,927
Quanta Services Inc.	30,146	2,874,421
Sterling Construction Co. Inc.(a)	19,959	449,078
Valmont Industries Inc.	4,325	1,072,600
WillScot Mobile Mini Holdings Corp.(a)	43,412	1,258,948
		17,278,253
Construction Materials — 0.1%
Summit Materials Inc., Class A(a)	26,193	912,040
U.S. Concrete Inc.(a)	7,959	453,584
		1,365,624
Consumer Finance — 0.6%
Credit Acceptance Corp.(a)	1,214	543,216
Encore Capital Group Inc.(a)	10,709	495,720
Green Dot Corp., Class A(a)	9,273	376,391
LendingClub Corp.(a)	35,556	543,296
LendingTree Inc.(a)	2,463	505,531
OneMain Holdings Inc.	13,288	768,578
PRA Group Inc.(a)	16,895	657,722
PROG Holdings Inc.	15,113	796,757
SLM Corp.	54,103	1,095,586
		5,782,797
Containers & Packaging — 0.9%
AptarGroup Inc.	16,776	2,471,272
Berry Global Group Inc.(a)	21,497	1,466,310
Graphic Packaging Holding Co.	36,553	646,257
Greif Inc., Class A, NVS	8,803	543,233
Myers Industries Inc.	22,400	493,472
O-I Glass Inc.(a)	25,048	461,635

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Sonoco Products Co.	29,834	$2,014,392
		8,096,571
Diversified Consumer Services — 1.4%
2U Inc.(a)(b)	17,302	630,139
Adtalem Global Education Inc.(a)	12,049	438,343
American Public Education Inc.(a)	15,987	447,636
Bright Horizons Family Solutions Inc.(a)	14,459	1,998,668
Chegg Inc.(a)	24,978	1,921,058
frontdoor Inc.(a)(b)	14,383	772,367
Graham Holdings Co., Class B.	932	617,487
Grand Canyon Education Inc.(a)	8,288	753,711
H&R Block Inc.	38,286	950,258
Houghton Mifflin Harcourt Co.(a)	47,741	474,545
Service Corp. International	22,962	1,217,445
Strategic Education Inc.	5,815	411,935
Terminix Global Holdings Inc.(a)	36,471	1,799,479
WW International Inc.(a)(b)	13,221	519,585
		12,952,656
Diversified Financial Services — 0.0%
Cannae Holdings Inc.(a)	12,120	434,502

Diversified Telecommunication Services — 0.3%
Bandwidth Inc., Class A(a)(b)	6,700	792,543
Cincinnati Bell Inc.(a)	24,658	379,733
Cogent Communications Holdings Inc.	8,821	666,868
Iridium Communications Inc.(a)(b)	19,580	748,152
Liberty Latin America Ltd., Class C, NVS(a)	34,787	500,237
		3,087,533
Electric Utilities — 0.1%
Hawaiian Electric Industries Inc.	31,943	1,375,146

Electrical Equipment — 1.1%
Acuity Brands Inc.	8,919	1,656,704
Atkore Inc.(a)	9,360	722,592
Bloom Energy Corp., Class A(a)(b)	31,036	750,140
EnerSys.	10,286	969,353
FuelCell Energy Inc.(a)	64,371	632,123
GrafTech International Ltd	32,862	436,407
Hubbell Inc.	10,746	2,048,618
Regal Beloit Corp.	8,317	1,182,927
TPI Composites Inc.(a)	10,497	507,005
Vertiv Holdings Co.	45,786	1,136,409
		10,042,278
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries Inc.	6,872	701,013
Avnet Inc.	14,787	651,515
Badger Meter Inc.	18,685	1,785,725
Benchmark Electronics Inc.	18,950	586,502
Coherent Inc.(a)	5,759	1,512,371
CTS Corp.	13,620	520,965
ePlus Inc.(a)	8,735	826,069
Fabrinet(a)	5,779	518,318
FARO Technologies Inc.(a)	8,061	609,815
Flex Ltd.(a)	117,665	2,149,740
II-VI Inc.(a)	17,325	1,167,185
Insight Enterprises Inc.(a)(b)	10,160	1,061,517
Itron Inc.(a)	12,881	1,228,203
Jabil Inc.	19,477	1,099,477
Kimball Electronics Inc.(a)	20,683	462,886
Knowles Corp.(a)	27,529	565,446
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Littelfuse Inc.	3,792	$990,622
Methode Electronics Inc.	21,762	1,052,846
National Instruments Corp.	45,146	1,841,957
Novanta Inc.(a)	9,526	1,323,828
OSI Systems Inc.(a)	15,370	1,481,053
PAR Technology Corp.(a)	7,848	525,502
Plexus Corp.(a)	13,220	1,306,268
Rogers Corp.(a)	4,789	897,219
SYNNEX Corp.	7,598	961,907
Vishay Intertechnology Inc.	18,605	447,822
Vishay Precision Group Inc.(a)	16,770	546,702
Vontier Corp.(a)	34,112	1,196,649
		28,019,122
Energy Equipment & Services — 0.8%
Archrock Inc.	47,122	433,522
Cactus Inc., Class A	13,631	477,630
ChampionX Corp.(a)	40,406	1,070,759
Core Laboratories NV(b)	14,930	624,074
DMC Global Inc.(a)	8,454	447,808
Dril-Quip Inc.(a)	13,309	446,251
Helmerich & Payne Inc.	14,847	419,428
Liberty Oilfield Services Inc., Class A(a)	31,244	467,410
NOV Inc.(a)	88,572	1,427,781
Oceaneering International Inc.(a)	31,030	442,798
TechnipFMC PLC(a)	130,367	1,119,853
Transocean Ltd.(a)	109,146	412,572
		7,789,886
Entertainment — 0.7%
AMC Entertainment Holdings Inc., Class A(a)	68,048	1,777,414
Cinemark Holdings Inc.(a)	25,297	573,230
IMAX Corp.(a)	24,486	529,143
Lions Gate Entertainment Corp., Class A(a)	32,150	626,282
Madison Square Garden Entertainment Corp.(a)	5,349	477,291
World Wrestling Entertainment Inc., Class A	8,538	476,762
Zynga Inc., Class A(a)	179,216	1,942,701
		6,402,823
Equity Real Estate Investment Trusts (REITs) — 7.1%
Acadia Realty Trust	21,135	458,630
Agree Realty Corp.	7,952	558,867
Alexander & Baldwin Inc.	41,338	794,103
American Assets Trust Inc.	13,248	484,214
American Campus Communities Inc.	40,358	1,903,283
American Homes 4 Rent, Class A	42,384	1,613,559
Americold Realty Trust.	39,508	1,502,094
Apartment Income REIT Corp.	21,854	1,017,959
Apple Hospitality REIT Inc.	30,136	478,258
Armada Hoffler Properties Inc.	38,514	511,081
Brandywine Realty Trust.	61,122	859,375
Brixmor Property Group Inc.	75,278	1,709,563
Centerspace.	6,694	476,546
Colony Capital Inc.(a)	88,348	606,951
Columbia Property Trust Inc.	45,749	800,150
CoreSite Realty Corp.	11,625	1,409,531
Corporate Office Properties Trust	46,690	1,288,644
Cousins Properties Inc.	23,389	867,498
CubeSmart	30,163	1,320,838
CyrusOne Inc.	23,664	1,745,220
DiamondRock Hospitality Co.(a)	60,367	584,353
Douglas Emmett Inc.	58,059	2,015,808

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Easterly Government Properties Inc.	29,973	$621,340
Empire State Realty Trust Inc., Class A	68,132	806,002
EPR Properties	13,577	667,310
Essential Properties Realty Trust Inc.	23,990	614,144
Federal Realty Investment Trust	17,235	1,970,650
First Industrial Realty Trust Inc.	26,628	1,348,442
Four Corners Property Trust Inc.	18,951	526,080
Franklin Street Properties Corp.	90,084	463,032
Gaming and Leisure Properties Inc.	35,041	1,624,501
Healthcare Trust of America Inc., Class A	23,642	648,027
Hudson Pacific Properties Inc.	32,480	941,595
Independence Realty Trust Inc.	30,002	512,434
Innovative Industrial Properties Inc.	4,401	793,192
iStar Inc.	21,342	358,759
JBG SMITH Properties.	47,807	1,539,863
Kilroy Realty Corp.	37,990	2,667,278
Kimco Realty Corp.	93,734	1,997,472
Lamar Advertising Co., Class A	10,772	1,129,121
Life Storage Inc.	20,825	2,070,838
Macerich Co. (The)	43,840	697,494
National Retail Properties Inc.	21,042	975,297
National Storage Affiliates Trust	10,809	498,295
Outfront Media Inc.(a)	33,513	802,301
Paramount Group Inc.	43,825	481,198
Park Hotels & Resorts Inc.(a)	55,666	1,157,296
Pebblebrook Hotel Trust(b)	23,809	532,131
Physicians Realty Trust	35,361	641,095
Piedmont Office Realty Trust Inc., Class A	50,450	932,820
PotlatchDeltic Corp.	8,774	528,195
QTS Realty Trust Inc., Class A	13,223	838,074
Rayonier Inc.	21,020	802,754
Retail Properties of America Inc., Class A	39,811	479,723
Rexford Industrial Realty Inc.	24,382	1,346,618
RLJ Lodging Trust.	37,982	583,783
Ryman Hospitality Properties Inc.(a)	10,341	774,644
Sabra Health Care REIT Inc.	39,389	688,126
SITE Centers Corp.	39,440	590,417
SL Green Realty Corp.	16,356	1,295,722
Spirit Realty Capital Inc.	13,730	648,880
STAG Industrial Inc.	16,865	602,249
STORE Capital Corp.	42,317	1,455,705
Sunstone Hotel Investors Inc.(a)	53,367	670,290
Tanger Factory Outlet Centers Inc.	27,438	480,988
Uniti Group Inc.	69,122	750,665
Washington REIT	39,382	931,384
Weingarten Realty Investors.	18,233	597,495
Xenia Hotels & Resorts Inc.(a)	29,199	566,753
		65,656,997
Food & Staples Retailing — 0.8%
BJ’s Wholesale Club Holdings Inc.(a)(b)	26,766	1,198,849
Casey’s General Stores Inc.	5,801	1,281,093
Grocery Outlet Holding Corp.(a)	15,193	517,625
PriceSmart Inc.	10,690	943,927
SpartanNash Co.	22,413	470,001
Sprouts Farmers Market Inc.(a)	27,891	741,901
U.S. Foods Holding Corp.(a)	41,567	1,618,619
United Natural Foods Inc.(a)	15,197	576,878
		7,348,893
Security	Shares	Value

Food Products — 1.6%
B&G Foods Inc.	15,699	$480,389
Beyond Meat Inc.(a)(b)	11,125	1,617,797
Cal-Maine Foods Inc.	12,148	424,087
Darling Ingredients Inc.(a)	31,679	2,168,744
Flowers Foods Inc.	42,379	1,020,910
Fresh Del Monte Produce Inc.	12,694	424,868
Freshpet Inc.(a)	10,915	1,929,990
Hain Celestial Group Inc. (The)(a)	20,618	840,390
Ingredion Inc.	25,563	2,426,696
Landec Corp.(a)	37,142	444,590
Post Holdings Inc.(a)	9,305	1,075,007
Sanderson Farms Inc.	2,626	427,381
Simply Good Foods Co. (The)(a)	17,569	606,658
TreeHouse Foods Inc.(a)	13,463	655,783
Vital Farms Inc.(a)	22,745	484,241
		15,027,531
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	4,175	478,288
National Fuel Gas Co.	18,400	954,776
New Jersey Resources Corp.	26,941	1,150,920
Northwest Natural Holding Co.	9,091	480,732
ONE Gas Inc.	22,551	1,675,990
South Jersey Industries Inc.	40,964	1,092,100
Southwest Gas Holdings Inc.	16,054	1,059,725
Spire Inc.	14,317	1,025,956
		7,918,487
Health Care Equipment & Supplies — 3.2%
Alphatec Holdings Inc.(a)	30,908	448,166
AngioDynamics Inc.(a)	20,112	464,989
AtriCure Inc.(a)	10,969	819,713
Avanos Medical Inc.(a)	11,581	464,398
Axonics Inc.(a)	8,406	484,942
Cantel Medical Corp.(a)	5,883	478,464
Cardiovascular Systems Inc.(a)	19,394	760,051
CONMED Corp.	4,832	665,318
CryoLife Inc.(a)	15,821	455,803
CryoPort Inc.(a)(b)	9,226	515,918
Envista Holdings Corp.(a)	29,085	1,269,269
Glaukos Corp.(a)	9,252	680,762
Globus Medical Inc., Class A(a)	13,252	954,939
Haemonetics Corp.(a)	12,551	708,630
Heska Corp.(a)	2,969	588,307
Hill-Rom Holdings Inc.	14,285	1,589,635
ICU Medical Inc.(a)	2,239	465,846
Inari Medical Inc.(a)(b)	6,339	551,176
Inogen Inc.(a)	7,074	437,244
Integer Holdings Corp.(a)	5,742	519,479
Integra LifeSciences Holdings Corp.(a)	10,628	733,863
Intersect ENT Inc.(a)	25,650	452,723
iRhythm Technologies Inc.(a)	6,565	495,395
LivaNova PLC(a)	8,106	677,175
Merit Medical Systems Inc.(a)	13,371	806,806
Natus Medical Inc.(a)	19,535	523,538
Neogen Corp.(a)	4,990	460,627
Nevro Corp.(a)	5,536	834,275
NuVasive Inc.(a)	6,555	447,051
OraSure Technologies Inc.(a)	48,324	464,394
Orthofix Medical Inc.(a)	17,025	692,918
OrthoPediatrics Corp.(a)(b)	8,510	480,730

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Penumbra Inc.(a)	6,759	$1,683,735
Quidel Corp.(a)(b)	7,750	915,353
Shockwave Medical Inc.(a)	7,513	1,351,589
SI-BONE Inc.(a)	15,138	456,713
Silk Road Medical Inc.(a)	9,781	475,161
STAAR Surgical Co.(a)	8,234	1,202,411
Surmodics Inc.(a)	8,420	446,681
Tactile Systems Technology Inc.(a)	8,735	469,681
Tandem Diabetes Care Inc.(a)	15,281	1,304,845
Varex Imaging Corp.(a)	19,194	481,577
		29,180,290
Health Care Providers & Services — 3.0%
1Life Healthcare Inc.(a)	21,922	811,114
Acadia Healthcare Co. Inc.(a)	13,472	867,058
Accolade Inc.(a)	10,868	548,725
Addus HomeCare Corp.(a)	5,466	525,665
Amedisys Inc.(a)	7,486	1,934,158
AMN Healthcare Services Inc.(a)	12,091	1,072,472
Brookdale Senior Living Inc.(a)	64,468	434,514
Chemed Corp.	2,477	1,217,049
CorVel Corp.(a)	4,908	611,537
Covetrus Inc.(a)(b)	20,573	570,695
Encompass Health Corp.	25,328	2,172,889
Ensign Group Inc. (The)	10,076	838,323
Fulgent Genetics Inc.(a)(b)	6,438	476,863
Guardant Health Inc.(a)(b)	14,350	1,781,122
Hanger Inc.(a)	18,619	480,929
HealthEquity Inc.(a)	12,598	1,047,146
LHC Group Inc.(a)	8,207	1,615,548
MEDNAX Inc.(a)	15,308	489,550
ModivCare Inc.(a)	4,425	651,493
National Research Corp.	10,538	504,032
Owens & Minor Inc.	16,796	750,949
Patterson Companies Inc.	23,859	776,372
Pennant Group Inc. (The)(a)	13,943	477,827
PetIQ Inc., Class A(a)	11,551	474,746
Premier Inc., Class A	28,418	937,794
Progyny Inc.(a)	10,770	689,711
R1 RCM Inc.(a)	39,075	904,586
RadNet Inc.(a)	19,621	519,368
Select Medical Holdings Corp.	21,468	860,223
Surgery Partners Inc.(a)	8,706	509,562
Tenet Healthcare Corp.(a)	13,928	931,922
Tivity Health Inc.(a)(b)	18,823	493,162
U.S. Physical Therapy Inc.	4,186	487,083
		27,464,187
Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)	32,571	566,410
Change Healthcare Inc.(a)	24,382	571,514
Health Catalyst Inc.(a)	9,742	523,048
Inspire Medical Systems Inc.(a)	4,466	867,744
NextGen Healthcare Inc.(a)	24,586	403,702
Omnicell Inc.(a)	4,602	639,678
Phreesia Inc.(a)	10,331	511,384
Schrodinger Inc.(a)	7,480	524,946
Simulations Plus Inc.	8,938	471,748
Vocera Communications Inc.(a)	14,089	475,081
		5,555,255
Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment Inc.(a)	34,404	$451,381
Bally’s Corp.(a)	8,576	497,665
Boyd Gaming Corp.(a)	14,240	916,914
Brinker International Inc.(a)	9,046	555,877
Cheesecake Factory Inc. (The)(a)	8,048	473,383
Choice Hotels International Inc.(a)	3,864	467,196
Churchill Downs Inc.	5,249	1,047,333
Dave & Buster’s Entertainment Inc.(a)	10,305	435,695
Denny’s Corp.(a)	26,275	461,915
Dine Brands Global Inc.(a)	5,687	539,981
Everi Holdings Inc.(a)	25,624	531,186
Extended Stay America Inc.	40,158	791,514
Hilton Grand Vacations Inc.(a)	22,602	1,033,589
Hyatt Hotels Corp., Class A(a)	5,811	453,723
Jack in the Box Inc.	5,029	571,294
Marriott Vacations Worldwide Corp.(a)	5,905	1,017,372
Norwegian Cruise Line Holdings Ltd.(a)(b)	69,093	2,204,067
Papa John’s International Inc.	4,754	446,638
Penn National Gaming Inc.(a)(b)	29,037	2,380,163
Planet Fitness Inc., Class A(a)	18,681	1,471,502
Red Rock Resorts Inc., Class A(a)	11,084	496,009
Scientific Games Corp./DE, Class A(a)	16,181	1,173,770
SeaWorld Entertainment Inc.(a)	13,381	728,328
Shake Shack Inc., Class A(a)	7,527	707,387
Six Flags Entertainment Corp.(a)	13,509	613,714
Texas Roadhouse Inc.	7,709	776,373
Travel + Leisure Co.	18,593	1,211,334
Wendy’s Co. (The)	39,436	915,704
Wingstop Inc.	5,866	836,961
Wyndham Hotels & Resorts Inc.	19,942	1,496,847
		25,704,815
Household Durables — 1.8%
Cavco Industries Inc.(a)	2,138	473,075
Century Communities Inc.(a)	7,576	616,535
Ethan Allen Interiors Inc.	15,442	445,810
GoPro Inc., Class A(a)	46,244	518,858
Green Brick Partners Inc.(a)	19,987	466,497
Helen of Troy Ltd.(a)	6,995	1,472,308
iRobot Corp.(a)	7,111	694,745
KB Home	19,513	913,403
Leggett & Platt Inc.	22,852	1,257,545
LGI Homes Inc.(a)	4,907	887,235
Lovesac Co. (The)(a)	5,991	497,373
MDC Holdings Inc.	7,561	438,160
Meritage Homes Corp.(a)	7,924	853,177
Purple Innovation Inc., Class A(a)	14,304	407,950
Skyline Champion Corp.(a)	11,084	561,405
Sonos Inc.(a)	22,104	817,848
Taylor Morrison Home Corp.(a)	24,588	728,296
Tempur Sealy International Inc.	28,927	1,113,689
Toll Brothers Inc.	15,432	1,006,784
TopBuild Corp.(a)	5,396	1,068,678
TRI Pointe Homes Inc.(a)	24,016	579,266
Tupperware Brands Corp.(a)	15,932	408,496
		16,227,133
Household Products — 0.2%
Central Garden & Pet Co.(a)	8,072	443,395
Energizer Holdings Inc.	13,867	638,437
Spectrum Brands Holdings Inc.	6,732	598,407

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
WD-40 Co.	1,893	$463,406
		2,143,645
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class C	40,700	1,091,981
NextEra Energy Partners LP.	21,647	1,480,005
Ormat Technologies Inc.	11,062	763,831
Sunnova Energy International Inc.(a)	22,798	665,702
		4,001,519
Industrial Conglomerates — 0.3%
Carlisle Companies Inc.	12,082	2,323,610
Raven Industries Inc.	16,588	732,029
		3,055,639
Insurance — 1.8%
American Equity Investment Life Holding Co.	14,672	447,496
Argo Group International Holdings Ltd.	9,750	522,990
Assured Guaranty Ltd	8,896	423,716
Axis Capital Holdings Ltd.	13,223	709,282
Brighthouse Financial Inc.(a)	10,922	531,464
CNO Financial Group Inc.	24,252	644,133
eHealth Inc.(a)(b)	7,392	482,328
Enstar Group Ltd.(a)	1,929	489,754
First American Financial Corp.	27,259	1,753,026
Genworth Financial Inc., Class A(a)	107,185	450,177
Goosehead Insurance Inc., Class A	5,618	504,890
Hanover Insurance Group Inc. (The)	11,402	1,590,465
Horace Mann Educators Corp.	10,579	421,785
Kemper Corp.	7,388	553,140
Kinsale Capital Group Inc.	3,111	517,857
Lemonade Inc.(a)(b)	6,527	590,498
Palomar Holdings Inc.(a)	7,107	518,811
Primerica Inc.	6,810	1,104,650
ProAssurance Corp.	18,305	445,727
RLI Corp.	4,479	472,445
Selective Insurance Group Inc.	8,318	626,096
State Auto Financial Corp.	24,170	456,813
Stewart Information Services Corp.	6,220	375,377
Trupanion Inc.(a)(b)	6,665	600,983
Unum Group	37,068	1,147,996
White Mountains Insurance Group Ltd.	448	534,625
		16,916,524
Interactive Media & Services — 0.3%
Cargurus Inc.(a)	16,414	463,203
Eventbrite Inc., Class A(a)	22,066	447,940
TripAdvisor Inc.(a)	18,582	807,388
Yelp Inc.(a)	11,985	480,718
ZoomInfo Technologies Inc., Class A(a)	21,314	934,193
		3,133,442
Internet & Direct Marketing Retail — 0.6%
1-800-Flowers.com Inc., Class A(a)(b)	13,773	419,663
Grubhub Inc.(a)	16,567	995,842
Overstock.com Inc.(a)	8,697	742,985
Quotient Technology Inc.(a)	40,156	472,235
Qurate Retail Inc., Series A.	44,131	601,506
RealReal Inc. (The)(a)	31,299	546,794
Revolve Group Inc.(a)	9,692	537,324
Stamps.com Inc.(a)(b)	2,855	535,826
Stitch Fix Inc., Class A(a)(b)	11,859	633,982
		5,486,157
Security	Shares	Value

IT Services — 1.7%
Alliance Data Systems Corp.	7,559	$915,017
BigCommerce Holdings Inc., Series 1(a)	9,891	537,972
Concentrix Corp.(a)	8,777	1,340,423
Conduent Inc.(a)	63,669	482,611
CSG Systems International Inc.	10,138	446,478
DXC Technology Co.(a)	48,364	1,833,963
Euronet Worldwide Inc.(a)	5,824	871,503
ExlService Holdings Inc.(a)	7,233	737,621
Fastly Inc., Class A(a)(b)	17,904	844,890
LiveRamp Holdings Inc.(a)	10,100	507,424
MAXIMUS Inc.	8,538	791,217
Perficient Inc.(a)	6,605	472,852
Rackspace Technology Inc.(a)	22,819	460,487
Sabre Corp.(a)	51,317	710,740
Shift4 Payments Inc., Class A(a)	5,294	493,877
Sykes Enterprises Inc.(a)	15,577	652,988
TTEC Holdings Inc.	4,520	490,013
Unisys Corp.(a)	18,100	465,351
Verra Mobility Corp.(a)	33,320	474,810
WEX Inc.(a)(b)	9,292	1,820,396
		15,350,633
Leisure Products — 0.7%
Brunswick Corp./DE	12,528	1,280,737
Callaway Golf Co.	19,560	722,155
Johnson Outdoors Inc., Class A	3,312	404,693
Malibu Boats Inc., Class A(a)	7,130	559,135
Mattel Inc.(a)	63,331	1,343,251
Polaris Inc.	7,108	932,712
YETI Holdings Inc.(a)	18,638	1,632,689
		6,875,372
Life Sciences Tools & Services — 1.2%
Adaptive Biotechnologies Corp.(a)	21,630	817,830
Bruker Corp.	15,782	1,095,902
Codexis Inc.(a)	25,007	512,644
Luminex Corp.	12,652	466,732
Medpace Holdings Inc.(a)	4,492	750,434
NanoString Technologies Inc.(a)	9,268	514,281
NeoGenomics Inc.(a)	23,856	978,812
Pacific Biosciences of California Inc.(a)	31,719	857,999
PRA Health Sciences Inc.(a)	10,061	1,719,626
Repligen Corp.(a)	10,713	1,956,301
Syneos Health Inc.(a)	11,099	975,602
		10,646,163
Machinery — 4.6%
AGCO Corp.	9,538	1,319,773
Alamo Group Inc.	3,074	473,949
Allison Transmission Holdings Inc.	26,071	1,103,064
Altra Industrial Motion Corp.	10,206	670,432
Astec Industries Inc.	8,688	595,389
Barnes Group Inc.	14,975	799,965
Chart Industries Inc.(a)	7,173	1,046,828
Columbus McKinnon Corp./NY.	10,113	512,729
Donaldson Co. Inc.	22,792	1,403,759
Douglas Dynamics Inc.	10,672	467,967
Energy Recovery Inc.(a)	25,638	487,378
Enerpac Tool Group Corp.	16,940	464,156
EnPro Industries Inc.	6,093	560,495
ESCO Technologies Inc.	5,433	514,179
Evoqua Water Technologies Corp.(a)	21,868	680,532

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Federal Signal Corp.	15,125	$642,510
Flowserve Corp.	31,301	1,326,849
Franklin Electric Co. Inc.	11,872	995,942
Graco Inc.	27,940	2,115,617
Helios Technologies Inc.	5,983	425,092
Hillenbrand Inc.	16,306	743,554
Hyster-Yale Materials Handling Inc.	5,933	448,475
ITT Inc.	22,654	2,127,211
John Bean Technologies Corp.	6,002	864,468
Kennametal Inc.	11,777	441,755
Lincoln Electric Holdings Inc.	7,391	950,335
Lindsay Corp.	3,369	554,639
Luxfer Holdings PLC.	21,205	484,746
Meritor Inc.(a)	17,154	446,004
Middleby Corp. (The)(a)	9,191	1,509,898
Mueller Water Products Inc., Class A	62,620	906,111
Navistar International Corp.(a)	14,433	638,372
Nikola Corp.(a)(b)	34,965	523,076
Oshkosh Corp.	19,397	2,549,542
Proto Labs Inc.(a)	6,340	566,733
Rexnord Corp.	22,886	1,143,613
Shyft Group Inc. (The)	12,085	471,073
SPX FLOW Inc.	7,933	544,442
Tennant Co	8,892	735,724
Terex Corp.	15,169	794,401
Timken Co. (The)	12,313	1,089,085
Toro Co. (The)	25,969	2,884,896
TriMas Corp.(a)	13,652	442,598
Trinity Industries Inc.	16,110	447,536
Wabash National Corp.	28,374	452,565
Watts Water Technologies Inc., Class A	9,440	1,282,896
Welbilt Inc.(a)	34,458	851,457
Woodward Inc.	9,679	1,230,975
		42,732,785
Media — 1.0%
Cardlytics Inc.(a)	7,011	747,022
EW Scripps Co. (The), Class A, NVS.	22,117	469,102
Gray Television Inc.	24,588	571,917
Iheartmedia Inc., Class A(a)	25,457	590,857
John Wiley & Sons Inc., Class A	13,795	874,327
Magnite Inc.(a)	20,113	597,356
New York Times Co. (The), Class A	33,620	1,439,608
Nexstar Media Group Inc., Class A	7,169	1,089,043
Scholastic Corp., NVS.	13,997	471,419
Sinclair Broadcast Group Inc., Class A	14,026	472,536
TEGNA Inc.	51,411	996,859
WideOpenWest Inc.(a)	29,558	492,732
		8,812,778
Metals & Mining — 1.5%
Alcoa Corp.(a)	38,294	1,519,123
Allegheny Technologies Inc.(a)	21,389	523,817
Arconic Corp.(a)	23,102	835,599
Cleveland-Cliffs Inc.	85,802	1,726,336
Coeur Mining Inc.(a)	48,201	501,291
Commercial Metals Co.	22,678	713,677
Compass Minerals International Inc.	12,787	893,811
Hecla Mining Co.	77,170	694,530
Reliance Steel & Aluminum Co	13,976	2,348,946
Royal Gold Inc.	15,905	1,968,562
Security	Shares	Value

Metals & Mining (continued)
Schnitzer Steel Industries Inc., Class A.	15,967	$869,882
United States Steel Corp.	43,358	1,124,273
		13,719,847
Mortgage Real Estate Investment — 0.8%
Apollo Commercial Real Estate Finance Inc.	32,854	514,165
Arbor Realty Trust Inc.	25,868	471,832
Blackstone Mortgage Trust Inc., Class A	20,734	664,110
Chimera Investment Corp.	34,009	480,547
Hannon Armstrong Sustainable Infrastructure Capital Inc.	20,565	1,012,004
KKR Real Estate Finance Trust Inc.	22,342	477,672
New Residential Investment Corp.	63,162	668,254
PennyMac Mortgage Investment Trust	23,011	451,016
Redwood Trust Inc.	42,285	470,632
Starwood Property Trust Inc.	61,009	1,549,018
Two Harbors Investment Corp.	63,952	459,815
		7,219,065
Multi-Utilities — 0.5%
Avista Corp.	30,089	1,363,934
MDU Resources Group Inc.	68,556	2,307,595
Unitil Corp.	8,899	488,110
		4,159,639
Multiline Retail — 0.5%
Big Lots Inc.	8,035	489,653
Franchise Group Inc.	12,377	457,206
Kohl’s Corp.	28,123	1,560,545
Macy’s Inc.(a)	52,460	958,969
Nordstrom Inc.(a)	25,560	857,283
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	7,286	629,802
		4,953,458
Oil, Gas & Consumable Fuels — 3.0%
Antero Midstream Corp.	67,034	643,526
Antero Resources Corp.(a)	54,300	701,013
APA Corp.	79,662	1,656,970
Cabot Oil & Gas Corp.	65,697	1,077,431
Callon Petroleum Co.(a)	11,964	460,255
Cimarex Energy Co	19,349	1,310,895
Clean Energy Fuels Corp.(a)	56,701	449,072
CNX Resources Corp.(a)	49,595	675,484
Continental Resources Inc./OK.	14,194	462,299
Delek U.S. Holdings Inc.	22,431	499,987
Diamondback Energy Inc.	31,723	2,540,061
EnLink Midstream LLC.	93,341	455,504
EQT Corp.(a)	58,941	1,230,688
Equitrans Midstream Corp.	65,791	542,118
HollyFrontier Corp.	31,945	1,037,254
Kosmos Energy Ltd.(a)	150,577	478,835
Magnolia Oil & Gas Corp., Class A(a)	36,089	466,270
Marathon Oil Corp.	174,242	2,110,071
Matador Resources Co.	21,619	662,406
Murphy Oil Corp.	29,831	647,034
Oasis Petroleum Inc.	6,197	549,116
Ovintiv Inc.	60,804	1,619,210
PBF Energy Inc., Class A(a)	28,918	466,736
PDC Energy Inc.(a)	16,724	706,087
Range Resources Corp.(a)	53,652	727,521
Renewable Energy Group Inc.(a)	9,382	572,959
SM Energy Co.	25,104	499,570
Southwestern Energy Co.(a)	138,135	714,158
Targa Resources Corp.	37,471	1,456,123

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp.	991	$1,440,042
World Fuel Services Corp.	19,988	614,231
		27,472,926
Paper & Forest Products — 0.3%
Domtar Corp.(a)	14,506	786,660
Louisiana-Pacific Corp.	20,340	1,367,052
Neenah Inc.	7,986	422,699
		2,576,411
Personal Products — 0.4%
Coty Inc., Class A(a)	50,912	453,626
Edgewell Personal Care Co.	16,383	743,460
Herbalife Nutrition Ltd.(a)	19,556	1,028,059
Medifast Inc.	2,713	901,394
Nu Skin Enterprises Inc., Class A.	8,274	497,764
		3,624,303
Pharmaceuticals — 1.3%
Aerie Pharmaceuticals Inc.(a)	26,275	428,020
Antares Pharma Inc.(a)	113,408	450,230
Arvinas Inc.(a)	8,022	583,520
Axsome Therapeutics Inc.(a)	7,729	469,228
BioDelivery Sciences International Inc.(a)	124,155	438,267
Corcept Therapeutics Inc.(a)	26,171	565,294
Intra-Cellular Therapies Inc.(a)	17,463	688,217
Nektar Therapeutics(a)	32,765	592,064
Pacira BioSciences Inc.(a)	7,712	467,887
Perrigo Co. PLC.	32,769	1,511,962
Prestige Consumer Healthcare Inc.(a)	9,572	477,356
Provention Bio Inc.(a)(b)	66,207	503,835
Reata Pharmaceuticals Inc., Class A(a)	6,448	881,699
Relmada Therapeutics Inc.(a)	13,067	451,987
Revance Therapeutics Inc.(a)	16,659	493,273
Supernus Pharmaceuticals Inc.(a)	14,661	437,631
Theravance Biopharma Inc.(a)	24,901	430,289
Tilray Inc., Class 2 (a)(b)	81,235	1,354,187
Zogenix Inc.(a)	23,987	420,972
		11,645,918
Professional Services — 1.8%
ASGN Inc.(a)	12,262	1,264,090
CACI International Inc., Class A(a)	4,016	1,023,919
CoreLogic Inc.	10,173	808,754
Exponent Inc.	6,511	593,999
FTI Consulting Inc.(a)	8,376	1,152,119
Heidrick & Struggles International Inc.	11,100	477,744
Huron Consulting Group Inc.(a)	8,469	463,339
ICF International Inc.	7,823	687,642
Insperity Inc.	6,576	606,241
KBR Inc.	16,072	654,773
Kelly Services Inc., Class A, NVS(a)	29,676	761,783
Kforce Inc.	7,908	495,911
Korn Ferry.	12,766	835,024
ManpowerGroup Inc.	11,290	1,365,977
Nielsen Holdings PLC	73,264	1,993,513
Science Applications International Corp.	8,126	730,202
TriNet Group Inc.(a)	11,574	871,985
TrueBlue Inc.(a)	24,327	659,992
Upwork Inc.(a)	21,120	994,118
		16,441,125
Real Estate Management & Development — 1.0%
Cushman & Wakefield PLC(a)(b)	46,421	882,463
Security	Shares	Value

Real Estate Management & Development (continued)
eXp World Holdings Inc.(a)	17,036	$549,581
Howard Hughes Corp. (The)(a)	8,830	934,479
Jones Lang LaSalle Inc.(a)	10,846	2,193,603
Kennedy-Wilson Holdings Inc.	23,750	471,200
Marcus & Millichap Inc.(a)	16,312	641,062
Newmark Group Inc., Class A	34,990	451,371
Realogy Holdings Corp.(a)	26,672	472,361
Redfin Corp.(a)(b)	15,060	888,992
RMR Group Inc. (The), Class A	11,700	457,704
St. Joe Co. (The)	10,670	499,036
Tejon Ranch Co.(a)	30,385	454,560
		8,896,412
Road & Rail — 0.8%
ArcBest Corp.	6,717	522,851
Avis Budget Group Inc.(a)	11,330	995,001
Landstar System Inc.	11,368	1,938,244
Marten Transport Ltd.	25,707	438,561
Ryder System Inc.	15,050	1,230,940
Saia Inc.(a)	3,495	804,409
Schneider National Inc., Class B	19,601	480,028
Werner Enterprises Inc.	15,114	725,321
		7,135,355
Semiconductors & Semiconductor Equipment — 2.8%
Ambarella Inc.(a)	5,206	522,578
Amkor Technology Inc.	23,862	503,488
Brooks Automation Inc.	12,507	1,276,840
Cirrus Logic Inc.(a)	14,998	1,170,894
CMC Materials Inc.	3,661	565,002
Cohu Inc.(a)	12,492	464,952
Cree Inc.(a)(b)	25,692	2,569,457
Entegris Inc.	24,362	2,788,231
First Solar Inc.(a)	22,730	1,729,980
Ichor Holdings Ltd.(a)	10,973	617,341
Kulicke & Soffa Industries Inc.	20,353	1,056,321
Lattice Semiconductor Corp.(a)	24,658	1,308,600
MaxLinear Inc.(a)	13,514	513,802
MKS Instruments Inc.	6,658	1,253,236
Onto Innovation Inc.(a)	14,751	1,058,679
Power Integrations Inc.	11,190	919,706
Rambus Inc.(a)	30,620	598,927
Semtech Corp.(a)	10,580	666,540
Silicon Laboratories Inc.(a)(b)	8,357	1,141,232
SunPower Corp.(a)	20,788	486,231
Synaptics Inc.(a)	6,904	872,182
Ultra Clean Holdings Inc.(a)	9,524	536,487
Universal Display Corp.	10,565	2,280,561
Veeco Instruments Inc.(a)	21,574	513,893
		25,415,160
Software — 5.9%
8x8 Inc.(a)	23,195	546,242
ACI Worldwide Inc.(a)(b)	32,535	1,244,789
Alarm.com Holdings Inc.(a)	5,796	474,576
Altair Engineering Inc., Class A(a)	9,699	653,422
Alteryx Inc., Class A(a)(b)	11,180	869,469
Anaplan Inc.(a)	24,636	1,269,000
Appian Corp.(a)	6,675	603,954
Aspen Technology Inc.(a)(b)	14,823	2,022,895
Avaya Holdings Corp.(a)	22,328	640,367
Bill.com Holdings Inc.(a)	13,606	2,026,206

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Blackbaud Inc.(a)	9,570	$676,503
Blackline Inc.(a)	13,508	1,404,427
Bottomline Technologies DE Inc.(a)	14,615	546,309
Box Inc., Class A(a)	33,224	774,451
CDK Global Inc.	24,148	1,263,906
Cerence Inc.(a)(b)	7,312	695,591
Cloudera Inc.(a)	40,483	520,611
CommVault Systems Inc.(a)	8,350	636,020
Digital Turbine Inc.(a)	13,728	908,382
Dolby Laboratories Inc., Class A	14,190	1,384,093
Elastic NV(a)	12,692	1,500,321
Envestnet Inc.(a)	10,306	741,723
Everbridge Inc.(a)	6,629	778,908
FireEye Inc.(a)	48,520	1,085,392
Five9 Inc.(a)	13,741	2,433,531
InterDigital Inc.	6,503	525,312
LivePerson Inc.(a)(b)	11,181	614,396
Manhattan Associates Inc.(a)	11,070	1,505,299
Medallia Inc.(a)(b)	20,727	532,062
MicroStrategy Inc., Class A(a)	1,389	652,830
Mimecast Ltd.(a)	15,588	779,244
Model N Inc.(a)	13,276	473,555
New Relic Inc.(a)	14,197	889,868
Nuance Communications Inc.(a)	51,557	2,727,365
Nutanix Inc., Class A(a)	42,282	1,332,306
Pagerduty Inc.(a)	18,696	759,992
Paylocity Holding Corp.(a)	9,739	1,653,974
Pegasystems Inc.	4,742	560,220
Progress Software Corp.	16,664	742,714
Proofpoint Inc.(a)	10,690	1,847,339
PROS Holdings Inc.(a)	12,208	541,669
Q2 Holdings Inc.(a)	5,209	494,490
Qualys Inc.(a)	7,719	746,273
Rapid7 Inc.(a)	14,576	1,219,282
SailPoint Technologies Holdings Inc.(a)	17,659	821,673
Smartsheet Inc., Class A(a)	26,307	1,554,218
Sprout Social Inc., Class A(a)	9,978	692,673
SPS Commerce Inc.(a)	8,289	778,006
SVMK Inc.(a)	31,187	606,587
Tenable Holdings Inc.(a)	12,101	505,822
Teradata Corp.(a)(b)	31,946	1,529,255
Varonis Systems Inc.(a)	20,875	1,008,262
Vonage Holdings Corp.(a)	34,258	472,075
Workiva Inc.(a)(b)	10,491	995,596
Xperi Holding Corp.	22,473	481,372
Yext Inc.(a)	36,239	524,378
Zuora Inc., Class A(a)	32,750	506,643
		54,775,838
Specialty Retail — 3.5%
Aaron’s Co. Inc. (The)	14,203	510,882
Abercrombie & Fitch Co., Class A(a)	10,830	462,441
American Eagle Outfitters Inc.	34,693	1,229,173
Asbury Automotive Group Inc.(a)	3,461	686,282
At Home Group Inc.(a)	14,027	526,574
AutoNation Inc.(a)	9,006	919,783
Bed Bath & Beyond Inc.(a)	21,512	602,121
Boot Barn Holdings Inc.(a)	6,205	474,000
Buckle Inc. (The)	10,202	429,708
Caleres Inc.	17,014	426,711
Children’s Place Inc. (The)(a)	5,085	472,854
Security	Shares	Value

Specialty Retail (continued)
Designer Brands Inc. , Class A(a)	22,844	$399,542
Five Below Inc.(a)	10,388	1,912,639
Floor & Decor Holdings Inc., Class A(a)	17,683	1,738,416
Foot Locker Inc.	18,944	1,198,966
GameStop Corp., Class A(a)	10,515	2,334,330
Gap Inc. (The)	53,863	1,801,717
Genesco Inc.(a)	7,947	437,085
Group 1 Automotive Inc.	3,249	518,151
GrowGeneration Corp.(a)	11,750	521,817
Haverty Furniture Companies Inc.	10,045	461,467
Hibbett Sports Inc.(a)	5,605	475,080
Lithia Motors Inc., Class A	4,942	1,739,535
MarineMax Inc.(a)	7,823	402,337
Monro Inc.	8,725	543,916
Murphy USA Inc.	7,314	986,000
National Vision Holdings Inc.(a)	16,591	824,075
ODP Corp. (The)(a)	10,341	452,315
Rent-A-Center Inc./TX	13,858	856,563
RH(a)	2,867	1,837,890
Sally Beauty Holdings Inc.(a)	22,364	487,759
Signet Jewelers Ltd.(a)	10,538	638,392
Sleep Number Corp.(a)	5,764	642,628
Urban Outfitters Inc.(a)	11,743	459,856
Vroom Inc.(a)(b)	12,701	561,511
Williams-Sonoma Inc.	15,345	2,601,591
Zumiez Inc.(a)	10,288	450,820
		32,024,927
Technology Hardware, Storage & Peripherals — 0.4%
3D Systems Corp.(a)	23,174	681,547
NCR Corp.(a)	26,016	1,253,971
Pure Storage Inc., Class A(a)	42,655	812,578
Xerox Holdings Corp.	48,387	1,134,675
		3,882,771
Textiles, Apparel & Luxury Goods — 2.1%
Capri Holdings Ltd.(a)	24,408	1,384,178
Carter’s Inc.	11,096	1,134,455
Columbia Sportswear Co.	10,408	1,069,214
Crocs Inc.(a)	13,459	1,362,589
Deckers Outdoor Corp.(a)	6,733	2,258,518
Hanesbrands Inc.	80,826	1,579,340
Kontoor Brands Inc.	11,004	704,476
Levi Strauss & Co., Class A	28,112	752,277
Oxford Industries Inc.	4,910	470,132
PVH Corp.(a)	16,007	1,837,924
Ralph Lauren Corp.(a)	9,210	1,142,777
Skechers U.S.A. Inc., Class A(a)	10,830	514,425
Steven Madden Ltd	17,436	721,850
Tapestry Inc.(a)	52,096	2,338,589
Under Armour Inc., Class A(a)(b)	35,292	796,893
Under Armour Inc., Class C, NVS(a)	36,442	694,585
Wolverine World Wide Inc.	20,689	754,321
		19,516,543
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.	16,368	783,045
Federal Agricultural Mortgage Corp., Class C, NVS	6,933	703,422
Flagstar Bancorp. Inc.	15,834	725,197
HomeStreet Inc.	14,704	661,974
MGIC Investment Corp.	91,675	1,349,456
Mr Cooper Group Inc.(a)	17,541	606,743

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
New York Community Bancorp. Inc.	104,427	$1,249,991
NMI Holdings Inc., Class A(a)	20,073	485,566
PennyMac Financial Services Inc.	12,613	789,700
Premier Financial Corp.	15,424	470,432
Radian Group Inc.	42,742	998,026
Rocket Companies Inc., Class A	25,483	451,304
TFS Financial Corp.	22,964	508,882
Walker & Dunlop Inc.	4,805	487,900
Washington Federal Inc.	15,724	524,238
WSFS Financial Corp.	7,997	425,521
		11,221,397
Trading Companies & Distributors — 1.3%
Air Lease Corp.	15,557	732,112
Beacon Roofing Supply Inc.(a)	10,421	590,245
Boise Cascade Co.	18,882	1,246,023
GATX Corp.	10,069	993,408
GMS Inc.(a)	11,677	534,690
Herc Holdings Inc.(a)	4,383	504,133
McGrath RentCorp.	9,813	841,269
MSC Industrial Direct Co. Inc., Class A	4,675	441,320
Rush Enterprises Inc., Class A	9,116	435,745
SiteOne Landscape Supply Inc.(a)	11,786	2,027,664
Triton International Ltd	18,673	1,013,010
Univar Solutions Inc.(a)	21,849	591,889
Watsco Inc.	2,833	825,536
WESCO International Inc.(a)	11,177	1,191,133
		11,968,177
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.(b)	19,335	674,405

Water Utilities — 0.2%
American States Water Co.	13,354	1,059,907
Middlesex Water Co.	6,508	559,428
SJW Group	7,483	482,279
		2,101,614
Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)	32,978	$461,032
Shenandoah Telecommunications Co.	10,963	546,944
Telephone and Data Systems Inc.	18,475	475,177
		1,483,153
Total Common Stocks — 100.0%
(Cost: $744,995,160)		921,687,033

Short-Term Investments

Money Market Funds — 4.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(e)(f)(g)	33,765,584	33,785,844
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,340,000	3,340,000
		37,125,844

Total Short-Term Investments — 4.0%
(Cost: $37,119,096)		37,125,844

Total Investments in Securities — 104.0%
(Cost: $782,114,256)		958,812,877

Other Assets, Less Liabilities — (4.0)%		(36,611,903)

Net Assets — 100.0%		$922,200,974

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,849,687	$19,942,342	(a)	$—	$(5,004)	$(1,181)	$33,785,844	33,765,584	$98,857	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	2,980,000	(a)	—	—	—	3,340,000	3,340,000	308		—
					$(5,004)	$(1,181)	$37,125,844		$99,165		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware MSCI USA Small-Cap ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$921,683,956	$—	$3,077	$921,687,033
Money Market Funds	37,125,844	—	—	37,125,844
	$958,809,800	$—	$3,077	$958,812,877

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust